Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 USD ($)
Total Revenue [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk		10.00%
Number of customers	2
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor	3	2
One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	13.40%
Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	12.00%
One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk			12.00%
Number of vendor			1
One Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	26.60%
Number of vendor	1	3
One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	32.80%	42.40%
Three Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk		12.40%
Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	11.90%
Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk	27.90%	10.20%
One Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk		13.20%
Two Vendor [Member] | Total Purchase [Member]
Concentration of Risk (Details) [Line Items]
Percentage of concentrations risk		12.80%
Credit Risk [Member]
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 54,506,161 (USD 7,813,159) was deposited with financial institutions located in China, of which RMB 49,353,466 (USD 7,074,549) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2019, cash balance of HKD 83,189,734, approximately RMB 74,519,699 (USD 10,681,990) was maintained at financial institutions in Hong Kong, of which HKD 81,614,681 approximately RMB 73,108,799 (USD 10,479,745) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000.
Cash balance of credit risk	¥ 23,117			$ 3,314